Provisions for return conditions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions For Return Conditions Tables
Schedule of provisions for return conditions	Provisions for return conditions as of December 31, 2017 and 2016 are as follows:
	December 31, 2017	December 31, 2016

Current	$19,093	$53,116
Non – current	144,099	120,822

Total	$163,192	$173,938

Schedule of changes in provisions for return conditions

Changes in provisions for return conditions as of December 31, 2016 and 2015 are as follows:

	December 31, 2017	December 31, 2016

Balances at beginning of year	$173,938	$161,867
Provisions made	811	28,354
Provisions used	(11,557)	(16,283)

Balances at end of year	$163,192	$173,938